CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Stockholders' Equity/(Deficit) ATS and SESB	Stockholders' Equity/(Deficit) Global Impex LLC	Stockholders' Equity/(Deficit) Amperics Holdings LLC	Stockholders' Equity/(Deficit) Convertible debt	Stockholders' Equity/(Deficit) Convertible promissory notes	Stockholders' Equity/(Deficit)	Common Stock ATS and SESB	Common Stock Global Impex LLC	Common Stock Amperics Holdings LLC	Common Stock Convertible debt	Common Stock Convertible promissory notes	Common Stock	Additional Paid-In Capital ATS and SESB	Additional Paid-In Capital Global Impex LLC	Additional Paid-In Capital Amperics Holdings LLC	Additional Paid-In Capital Convertible debt	Additional Paid-In Capital Convertible promissory notes	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling interest CER	Noncontrolling interest Global Impex LLC	Noncontrolling interest	ATS and SESB	CER	Global Impex LLC	Amperics Holdings LLC	Convertible debt	Convertible promissory notes	Total
Beginning balance at Dec. 31, 2023						$ (9,456,220)						$ 42						$ 13,289,465	$ (22,860,351)	$ 114,624			$ (26,345)							$ (9,482,565)
Beginning balance (in shares) at Dec. 31, 2023												416,827
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with the conversion of SEPA convertible debt						187,500						$ 1						187,499												187,500
Issuance of common stock in connection with the conversion of SEPA convertible debt (in shares)												8,264
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan						7,461,573						$ 20						7,461,553												7,461,573
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan (in shares)												204,212
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9						3,779,223						$ 3						3,779,220												3,779,223
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)												33,362
Common Share Issuable						35,002						$ 0						35,002												$ 35,002
Common Share Issuable (in shares)												519																		249,037
Issuance of common stock in connection with acquisition						161,440						$ 1						161,439												$ 161,440
Issuance of common stock in connection with acquisition (in shares)												5,000
Increase in non-controlling interest from business combination																							1,287,320							1,287,320
Acquisition of additional noncontrolling shares						50,931												50,931					(759)							50,172
Issuance of common stock to vendors						1,729,350						$ 3						1,729,347												1,729,350
Issuance of common stock to vendors (in shares)												27,656
Issuance of common stock to extinguish note payable, related party						133,750												133,750												133,750
Issuance of common stock to extinguish note payable, related party (in shares)												3,906
Share based compensation expense						525												525												525
Other comprehensive income from discontinuing operations						51,383														51,383										51,383
Net loss from continuing and discontinued operations						(22,565,748)													(22,565,748)				57,540							(22,508,208)
Ending balance at Dec. 31, 2024						(25,104,263)						$ 91						20,155,738	(45,426,099)	166,007			1,317,756							(23,786,507)
Ending balance (in shares) at Dec. 31, 2024												909,165
Increase (Decrease) in Stockholders' Equity
Business combination with MCAC, net of transaction costs						(6,672,972)						$ 21						(6,672,993)												(6,672,972)
Business combination with MCAC, net of transaction costs (in shares)												209,419
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement (see Note 9)						3,077,252						$ 11						3,077,241												3,077,252
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement (see Note 9) (in shares)												114,830
Issuance of common stock to settle share reset derivative liabilities (see Note 9)						1,712,005						$ 8						1,711,997												1,712,005
Issuance of common stock to settle share reset derivative liabilities (see Note 9) (in shares)												85,537
Other comprehensive income						10,781														10,781										10,781
Net loss from continuing and discontinued operations						(7,126,353)													(7,126,353)				43,804							(7,082,549)
Ending balance at Mar. 31, 2025						(27,430,578)						$ 110						24,944,976	(52,552,452)	176,788			1,361,560							(26,069,018)
Ending balance (in shares) at Mar. 31, 2025												1,109,532
Beginning balance at Dec. 31, 2024						(25,104,263)						$ 91						20,155,738	(45,426,099)	166,007			1,317,756							(23,786,507)
Beginning balance (in shares) at Dec. 31, 2024												909,165
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with the conversion of SEPA convertible debt						1,099,054						$ 12						1,099,042												1,099,054
Issuance of common stock in connection with the conversion of SEPA convertible debt (in shares)												119,307
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement (see Note 9)						8,711,775						$ 43						8,711,732												8,711,775
Issuance of common stock to settle claim under Section 3(a)10 Settlement Agreement (see Note 9) (in shares)												429,504
Issuance of common stock to settle share reset derivative liabilities (see Note 9)						1,712,005						$ 9						1,711,996												1,712,005
Issuance of common stock to settle share reset derivative liabilities (see Note 9) (in shares)												85,537
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9				$ 6,553,602	$ 5,707,537					$ 135	$ 36					$ 6,553,467	$ 5,707,501											$ 6,553,602	$ 5,707,537
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)										1,352,261	360,053
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors	$ 12,474						$ 4						$ 12,470											$ 12,474
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)							35,445
Issuance of common stock to BOD and employees						511,968						$ 9						511,959												511,968
Issuance of common stock to BOD and employees (in shares)												86,197
Issuance of common stock in connection with stock subscription						805,000						$ 11						804,989												805,000
Issuance of common stock in connection with stock subscription (in shares)												114,323
Issuance of common stock in connection with acquisition	$ 3,199,480	$ 10,656,000	$ 864,000				$ 15	$ 104	$ 8				$ 3,199,465	$ 10,655,896	$ 863,992							$ 984,025		$ 3,199,480		$ 11,640,025	$ 864,000
Issuance of common stock in connection with acquisition (in shares)							153,125	1,040,625	84,375
Increase in non-controlling interest from business combination																					$ 613,286				$ 613,286
Issuance of common stock to vendors						175,776						$ 2						175,774												175,776
Issuance of common stock to vendors (in shares)												19,313
Other comprehensive income from discontinuing operations						(186,340)														(186,340)										(186,340)
Net loss from continuing and discontinued operations						(16,245,050)													(16,245,050)				187,378							(16,057,672)
Ending balance at Dec. 31, 2025						(1,526,982)						$ 479						60,164,021	(61,671,149)	(20,333)			3,102,445							1,575,463
Ending balance (in shares) at Dec. 31, 2025												4,789,230
Beginning balance at Mar. 31, 2025						(27,430,578)						$ 110						24,944,976	(52,552,452)	176,788			1,361,560							(26,069,018)
Beginning balance (in shares) at Mar. 31, 2025												1,109,532
Increase (Decrease) in Stockholders' Equity
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan						5,411,498						$ 31						5,411,467												5,411,498
Issuance of common stock to extinguish obligations to vendors and lenders under 3a10 plan (in shares)												314,674
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9						7,740,915						$ 48						7,740,867												7,740,915
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)												477,842
Issuance of common stock to BOD and employees						372,240						$ 5						372,235												372,240
Issuance of common stock to BOD and employees (in shares)												50,694
Issuance of common stock in connection with stock subscription						805,000						$ 11						804,989												805,000
Issuance of common stock in connection with stock subscription (in shares)												114,323
Issuance of common stock in connection with acquisition						3,141,478						$ 15						3,141,463												3,141,478
Issuance of common stock in connection with acquisition (in shares)												153,125
Increase (decrease) in non-controlling interest from business combination																							228,520							228,520
Issuance of common stock to vendors						132,895						$ 2						132,893												132,895
Issuance of common stock to vendors (in shares)												18,281
Other comprehensive income from discontinuing operations						(43,860)														(43,860)										(43,860)
Net loss from continuing and discontinued operations						(4,657,171)													(4,657,171)				135,223							(4,521,948)
Ending balance at Jun. 30, 2025						(14,527,583)						$ 222						42,548,890	(57,209,623)	132,928			1,725,303							(12,802,280)
Ending balance (in shares) at Jun. 30, 2025												2,238,471
Beginning balance at Dec. 31, 2025						(1,526,982)						$ 479						60,164,021	(61,671,149)	(20,333)			3,102,445							1,575,463
Beginning balance (in shares) at Dec. 31, 2025												4,789,230
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with the conversion of SEPA convertible debt						93,199						$ 1						93,198												93,199
Issuance of common stock in connection with the conversion of SEPA convertible debt (in shares)												11,548
Issuance of commitment shares in connection with convertible debt						102,029						$ 1						102,028												102,029
Issuance of commitment shares in connection with convertible debt (in shares)												8,593
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors						70,540						$ 1						70,539												70,540
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)												6,974
Issuance of common stock to BOD and employees						220,757						$ 3						220,754												220,757
Issuance of common stock to BOD and employees (in shares)												26,406
Issuance of common stock in connection with equity method investment in Sun Solar						7,125,000						$ 47						7,124,953												7,125,000
Issuance of common stock in connection with equity method investment in Sun Solar (in shares)												468,750
Fractional share adjustment due to reverse stock split (in shares)												1,410
Other comprehensive income						(560,036)														(560,036)										(560,036)
Net loss from continuing and discontinued operations						(6,945,745)													(6,945,745)				276,000							(6,669,745)
Ending balance at Mar. 31, 2026						(1,421,238)						$ 532						67,775,493	(68,616,894)	(580,369)			3,378,445							1,957,207
Ending balance (in shares) at Mar. 31, 2026												5,312,911
Increase (Decrease) in Stockholders' Equity
Issuance of common stock in connection with the conversion of SEPA convertible debt						546,015						$ 7						546,008												546,015
Issuance of common stock in connection with the conversion of SEPA convertible debt (in shares)												72,551
Issuance of commitment shares in connection with convertible debt						76,456						$ 1						76,455												76,456
Issuance of commitment shares in connection with convertible debt (in shares)												11,596
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9						1,202,382						$ 22						1,202,360												1,202,382
Issuance of common stock in connection with the conversion of convertible debt and accrued interest 3a9 (in shares)												210,944
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors						101,080						$ 1						101,079												101,080
Issuance of common stock in connection with share exchange agreement to settled accounts payable vendors (in shares)												13,662
Issuance of common stock to BOD and employees						81,248						$ 1						81,247												81,248
Issuance of common stock to BOD and employees (in shares)												12,695
Decrease in noncontrolling interest from sale of subsidiary equity																							(1,548,970)							(1,548,970)
Issuance of common stock in connection with acquisition						77,111						$ 2						77,109												77,111
Issuance of common stock in connection with acquisition (in shares)												12,500
Fractional share adjustment due to reverse stock split (in shares)												9,304
Release of cumulative translation adjustment on deconsolidation of GIX						778,060														778,060										778,060
Other comprehensive income from discontinuing operations						(197,691)														$ (197,691)										(197,691)
Net loss from continuing and discontinued operations						12,750,643													12,750,643				522							12,751,164
Ending balance at Jun. 30, 2026						$ 13,994,066						$ 566						$ 69,859,751	$ (55,866,251)				$ 1,829,997							$ 15,824,063
Ending balance (in shares) at Jun. 30, 2026												5,656,163